Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
C000227568_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227568_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000227568_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%
C000227568_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000227568_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000227568_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%
C000227568_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%
C000227568_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000227568_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%
C000227568_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
C000227568_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
C000227568_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.65%